ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Total current assets	$ 295,914	$ 320,351
Non-current assets:
Total non-current assets	542,926	626,660
Total assets	838,840	947,011
Current liabilities:
Total current liabilities	211,235	214,808
Non-current liabilities:
Total non-current liabilities	280,693	348,306
Total liabilities	491,928	563,114
PRC Domestic Entities
Current assets:
Total current assets	65,616	87,828
Non-current assets:
Total non-current assets	318,299	345,673
Total assets	383,915	433,501
Current liabilities:
Total current liabilities	230,839	179,698
Non-current liabilities:
Total non-current liabilities	177,122	205,391
Total liabilities	$ 407,961	$ 385,089